Disclosure of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Assets	$ 43,663	$ 41,849
Liabilities	44,820	61,379
Total Comprehensive Loss/(Income)	(16,671)	(19,147)	$ (531,285)
Canada [Member]
Statements [Line Items]
Assets	4,983	3,333
Liabilities	39,278	58,396
Total Comprehensive Loss/(Income)	43,633	23,401
South Africa [Member]
Statements [Line Items]
Assets	38,680	38,516
Liabilities	5,542	2,983
Total Comprehensive Loss/(Income)	$ 200	$ (4,254)